Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings from foreign subsidiaries	$ 356.4	$ 243.3	$ 214.3
Deferred tax on share-based payment	0.2
Stock options
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax on share-based payment	0.0	$ 0.0
RSU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax on share-based payment	0.2
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset	1.6
Tax relief from Swiss tax reform
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset	$ 24.6
Maximum | Stock options
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax on share-based payment			$ 0.1